Deferred Income Tax asset and liability (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Deferred Income Tax
(a)
As indicated in Note 3.4(aa), the net tax position has been met based on the separate financial statement of each Subsidiary domiciled in Peru. The following table presents a summary of the items comprising the Subsidiaries’ deferred Income Tax:

	2023	2022
	S/(000)	S/(000)
Deferred asset
Provision for loan portfolio and other provisions	261,713	291,634
Tax loss	23,686	28,054
Net unrealized losses from fluctuation in investments through other comprehensive income	9,853	11,688
Leveling of assets and liabilities	7,474	16,357
Deferred service income	6,975	7,485
Unrealized loss from derivatives	6,407	245
Right-of-use assets	2,787	3,405
Deferred income from indirect credits (stand-by letters)	2,272	2,319
Modification of rescheduled loan cash flows	731	(7,943)
Recording of past-due and refinanced loans	(121,928)	(74,401)
Others	24,543	40,593
Deferred liability
Amortization of intangible assets, net	(79,773)	(62,213)
Deemed cost of fixed assets	(60,731)	(61,403)
Deferred cost of POS affiliation and registration	(25,348)	(26,980)
Others	(2,725)	(3,053)

Total deferred Income Tax asset, net	55,936	165,787

Deferred liability (*)
Higher value of intangibles generated by business combination, Note 1(d)	74,744	80,852
Higher value of property, furniture and equipment and right-of-use generated by business combination, Note 1(d)	968	1,047

Total deferred Income Tax liability, net	75,712	81,899

(*)	During 2022, included S/4,642,000 in results for the period.

Major Components of Income Tax
(c)	The table below presents the amounts reported in the consolidated statement of income for the years 2023, 2022 and 2021:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Current – Expense	140,332	432,392	257,252
Current – Dividend expense, Note 17(b)	33,020	30,587	39,108
Deferred – Expense (income)	102,244	(442)	205,752

	275,596	462,537	502,112

Reconciliation of Effective Income Tax Rate
(d)	The table below presents the reconciliation of the effective Income Tax rate to the statutory tax rate for the Group:

	2023		2022		2021
	S/(000)%		S/(000)%		S/(000)%
Income before Income Tax	1,354,872	100.0	2,140,651	100.0	2,302,291	100.0

Theoretical tax	399,687	29.5	631,492	29.5	679,176	29.5
Increase (decrease) in income of Subsidiaries not domiciled in Peru	46,453	3.4	11,412	0.5	(39,498)	(1.7)
Non-taxable income, net	(275,379)	(20.3)	(243,003)	(11.4)	(224,780)	(9.8)
Permanent non-deductible expenses	109,602	8.1	61,833	2.9	69,367	3.0
Non-taxable translation results	(4,767)	(0.4)	803	0.1	17,847	0.8

Income Tax	275,596	20.3	462,537	21.6	502,112	21.8